SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Liquid Media Group [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%	100.00%
Majesco Entertainment Company [Member]
Reserve Quantities [Line Items]
Percentage owned	0.00%	0.00%	51.00%
Liquid Production Funding [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%	0.00%
Liquid U S [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%	0.00%
Liquid Merger Sub 2 [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%	0.00%
Liquid Merger Sub 3 [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%	0.00%
Indie Flix [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%	0.00%
Indie Flix R A C E L L C [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%	0.00%